CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥)
Accounts receivable, amounts billed through RONG360	¥ 141,190	¥ 57,536
Accounts payable	177,373
Advances from customers	71,538
Tax payable	17,876
Accrued expenses and other current liabilities	¥ 72,839
Ordinary shares, shares authorized (in shares) | shares	1,500,000,000
Consolidated variable interest entity ("VIE")
Accounts payable	¥ 0
Advances from customers	491
Tax payable	305
Accrued expenses and other current liabilities	¥ 2,266
Class A ordinary shares
Ordinary shares, shares issued (in shares) | shares	68,750,000
Ordinary shares, shares outstanding (in shares) | shares	68,750,000
Class B ordinary shares
Ordinary shares, shares issued (in shares) | shares	345,541,350
Ordinary shares, shares outstanding (in shares) | shares	345,541,350
Predecessor
Accounts payable		32,433
Advances from customers		18,149
Tax payable		1,849
Accrued expenses and other current liabilities		29,445
Predecessor | Consolidated variable interest entity ("VIE")
Accounts payable		11,292
Advances from customers		4,051
Tax payable		87
Accrued expenses and other current liabilities		¥ 2,305